BASIC AND DILUTED LOSS PER SHARE - Narrative (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [line items]
Number of share options and warrants outstanding (in shares)	7,977,240	6,149,696	7,977,240	6,149,696	6,121,689	5,834,519
Share options
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	4,779,205	4,423,689	5,060,204	4,116,770
Contingently issuable shares
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	14,349,450	0	14,439,450	0
Restricted Share Units (RSU)
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	101,857	313,851	206,121	0